Other Receivables	6 Months Ended
Jul. 31, 2022
Other Receivables.
Other Receivables

Note 6 – Other Receivables

	July 31,	January 31,
	2022	2022
Net working capital adjustments receivable from acquisitions	74	309
Other receivables	11,346	13,766
	11,420	14,075

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At July 31, 2022, $0.1 million ($0.3 million as at January 31, 2022) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.